Document and Entity Information	Nov. 10, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 10, 2025
Entity File Number	01-32665
Entity Registrant Name	BOARDWALK PIPELINE PARTNERS, LP
Entity Incorporation, State	DE
Entity Tax Identification Number	20-3265614
Entity Address, Address Line One	9 Greenway Plaza, Suite 2800
Entity Address, City	Houston,
Entity Address, State	TX
Entity Address, Postal Zip Code	77046
City Area Code	(866)
Local Phone Number	913-2122
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001336047
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false